Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Deferred Tax Assets, Valuation Allowance, Total	$ 8,356	$ 5,530
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	2,900	(4,600)
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	1,300	1,200
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0	$ 0
Unrecognized Tax Benefits, Decrease Resulting from Filing Amended Tax Returns	4,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total	$ 6,600
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2017 2018 2019 2020
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	$ 14,700
Open Tax Year	2017 2018 2019 2020
Foreign Tax Authority [Member]
Operating Loss Carryforwards, Total	$ 35,600
Tax Credit Carryforward, Amount	$ 700
Open Tax Year	2011 2012 2013 2014 2015 2016 2017 2018 2019 2020
Foreign Tax Authority [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2022
Foreign Tax Authority [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2023